Share Capital	12 Months Ended
Dec. 31, 2025
Disclosure Of Share Capital, Reserves And Other Equity Interests [Abstract]
Share Capital	Share Capital
a)Authorized
Unlimited number of common shares with no par value.
b)Issued and fully paid
As at December 31, 2025, the Company had 205,532,283 common shares issued and outstanding (December 31, 2024 – 171,034,256 common shares). During the year ended December 31, 2025, the Company issued a total of 4,073,763 common shares for the exercise of stock options (December 31, 2024 – 2,779,903 common shares), 28,685,134 common shares for the exercise of warrants (December 31, 2024 - 11,524,237 common shares), and 1,739,130 common shares for the acquisition of the remaining 49% of the Soto Norte Project (Note 6b).
As described in Note 6a, on June 24, 2024, the Company issued 15,750,000 common shares to Mubadala and will issue 6,000,000 common shares upon the receipt of an environmental license for the Soto Norte Project. The Company determined the fair value of the issued and contingently issuable shares to be $180.9 million and used the relative fair value method to allocate such amount between the common shares and the contingently issuable shares. The fair value of the contingently issuable shares, which are recognized in contributed surplus, was determined using a Black-Scholes model and applying an estimated probability of issuance. The value ascribed to the 15,750,000 common shares was $152.0 million and the ascribed value to the 6,000,000 contingently issuable common shares was $28.9 million.
14.    Share Capital (cont.)
c)Share Purchase Warrants – liability classified
The following table summarizes the change in the number of issued and outstanding share purchase warrants and the associated warrant liabilities during the period ended December 31, 2025:

	Units	Amount
ARIS.WT.B Listed Warrants – exercise price C$2.21, exercisable until Apr 30, 2024
As at December 31, 2023	9,301,152	$15,072
Exercised	(8,546,249)	(15,200)
Fair value adjustment (Note 21)	—	128
Expired	(754,903)	—
Balance at December 31, 2024	—	$—
Aris Unlisted Warrants (¹) – exercise price C$6.00, exercisable until Dec 19, 2024
Balance at December 31, 2023	1,650,000	553
Exercised	(203,750)	(87)
Fair value adjustment (Note 21)	—	209
Expired	(1,446,250)	(675)
Balance at December 31, 2024	—	$—
ARIS.WT.A Listed Warrants (¹) – exercise price C$5.50, exercisable until Jul 29, 2025
Balance at December 31, 2023	29,059,377	10,981
Exercised	(2,700)	(2)
Fair value adjustment (Note 21)	—	(2,093)
Balance at December 31, 2024	29,056,677	$8,886
Exercised	(28,685,134)	(75,405)
Expired	(371,543)	(1,242)
Fair value adjustment (Note 21)	—	67,761
Balance at December 31, 2025	—	$—

Total share purchase warrant liability at December 31, 2024	29,056,677	$8,886
Total share purchase warrant liability at December 31, 2025	—	$—
(1)Number of replacement ARIS.WT.A Listed Warrants and exercise price have been adjusted by the share Exchange Ratio of 0.5.
d)Stock option plan

The Company has a rolling Stock Option Plan (the “Option Plan”) in compliance with the TSX policies for granting stock options. Under the Option Plan, the maximum number of common shares reserved for issuance may not exceed 10% of the total number of issued and outstanding common shares and, to any one option holder, may not exceed 5% of the issued common shares on a yearly basis. The exercise price of each stock option will not be less than the market price of the Company’s stock at the date of grant. Each stock option vesting period and expiry is determined on a grant-by-grant basis. A summary of the change in the stock options outstanding during the periods ended December 31, 2025 and December 31, 2024 is as follows:

	Options outstanding	Weighted average exercise price (C$)
Balance at December 31, 2023	7,281,120	$4.57
Options granted	2,875,700	4.22
Exercised (1)	(2,779,903)	4.03
Expired or cancelled	(821,318)	5.39
Balance at December 31, 2024	6,555,599	$4.55
Options granted	2,593,426	5.72
Exercised (1)	(4,073,763)	4.60
Expired or cancelled	(289,354)	4.45
Balance at December 31, 2025	4,785,908	$5.14
(1)The weighted average share price at the date stock options were exercised was C$11.32 for the period ended December 31, 2025 and C$5.47 for the period ended December 31, 2024.
14.    Share Capital (cont.)
A summary of the inputs used in the determination of the fair values of the stock options granted in the periods ended December 31, 2025 and December 31, 2024, using the Black-Scholes option pricing model, is as follows:

	31-Jan-2024	1-Jul-2024	14-Nov-2024	21-Jan-2025	17-Mar-2025	1-Apr-2025	7-Jul-2025
Total options issued	2,525,561	343,443	6,696	2,232,563	114,290	20,722	225,851
Market price of shares at grant date	C$4.09	C$5.17	C$5.59	C$5.30	C$6.34	C$6.65	C$9.47
Exercise price	C$4.09	C$5.17	C$5.59	C$5.30	C$6.34	C$6.65	C$9.47
Dividends expected	Nil	Nil	Nil	Nil	Nil	Nil	Nil
Expected volatility	44.42%	45.75%	47.36%	47.53%	47.82%	47.53%	47.74%
Risk-free interest rate	3.82%	3.83%	3.14%	2.91%	2.57%	2.47%	2.69%
Expected life of options	3.0 years	3.0 years	3.0 years	3.0 years	3.0 years	3.0 years	3.0 years
Vesting terms	2 years (1)	2 years (1)	2 years (1)	2 years (1)	2 years (1)	2 years (1)	2 years (1)
(1)50% of the options vest one year after issue date, the remaining 50% vest two years after issue date.
The table below summarizes information about the stock options outstanding and the common shares issuable as at December 31, 2025:

Expiry date	Outstanding	Vested stock options	Remaining contractual life in years	Exercise price (C$/share)
12-Jan-26	36,530	36,530	0.03	4.03
01-Apr-26	230,000	230,000	0.25	6.04
02-Oct-26	60,152	60,152	0.75	3.09
26-Jan-27	28,500	28,500	1.07	5.45
31-Jan-27	1,627,254	534,499	1.09	4.09
01-Apr-27	267,000	267,000	1.25	5.84
01-Jul-27	90,912	—	1.50	5.17
14-Nov-27	6,696	3,348	1.87	5.59
21-Jan-28	2,078,001	—	2.06	5.30
17-Mar-28	114,290	—	2.21	6.34
01-Apr-28	20,722	—	2.25	6.65
07-Jul-28	225,851	—	2.52	9.47
Balance at December 31, 2025	4,785,908	1,160,029	1.57	$5.14
e)DSUs
The DSU liability at December 31, 2025 was determined based on the Company’s quoted closing share price on the TSX, a Level 1 fair value input, of C$22.51 ($16.44) (December 31, 2024 - C$4.92 ($3.42)) per share. A summary of changes to the DSU liability, included in accounts payable and accrued liabilities, during the period ended December 31, 2025 and the year ended December 31, 2024 is as follows:

	Units	Amount	Weighted Average Fair Value (C$)
Balance at December 31, 2023	575,041	$1,903	$4.37
Granted and vested during the period	167,571	631	5.18
Paid	(259,691)	(956)	4.99
Change in fair value	—	114
Balance at December 31, 2024	482,921	$1,692	$5.04
Granted and vested during the period	99,137	753	7.75
Change in fair value	—	7,004
Balance at December 31, 2025	582,058	$9,449	$16.23
14.    Share Capital (cont.)
f)PSUs
A summary of changes to the PSU liability during the period ended December 31, 2025 and the year ended December 31, 2024 is as follows:

	Units	Amount
Balance at December 31, 2023	1,472,719	$2,804
Granted and vested in the period	1,035,489	1,861
Expired/cancelled	(190,888)	—
Paid	(489,098)	(1,289)
Change in fair value	—	374
Balance at December 31, 2024	1,828,222	$3,750
Granted and vested in the period	867,178	2,925
Expired/cancelled	(64,620)	—
Paid	(363,523)	(2,221)
Change in fair value	—	28,139
Balance at December 31, 2025	2,267,257	$32,593
Less: current portion recorded as accounts payable		(19,454)
Non-current portion recorded in other long-term liabilities as at December 31, 2025		$13,139
During the period ended December 31, 2025, 867,178 PSUs were granted for a weighted average fair value of C$5.68 (December 31, 2024 - C$4.00).
g)Share-based compensation expense

	Year-ended December 31,
	2025	2024
Stock-option expense	$3,258	$2,285
DSU expense	7,758	745
PSU expense	31,064	2,235
Total	$42,080	$5,265
h)Earnings (loss) per share

	Year-ended December 31, 2025			Year-ended December 31, 2024
	Weighted average shares outstanding	Net earnings (loss) attributable to owners	Net earnings (loss) per share	Weighted average shares outstanding	Net earnings (loss) attributable to owners	Net earnings (loss) per share
Basic EPS	188,584,731	$78,345	$0.42	157,727,394	$24,582	$0.16
Effect of dilutive stock-options	2,702,327	—		487,022	—
Effect of dilutive warrants	—	—		476,863	(2,093)
Diluted EPS	191,287,058	$78,345	$0.41	158,691,279	$22,489	$0.14
Diluted earnings per share amounts are calculated by adjusting the basic earnings per share to take into account the after-tax effect of interest and other finance costs associated with dilutive convertible debentures as if they were converted at the beginning of the period, and the effects of potentially dilutive stock options and share purchase warrants calculated using the treasury stock method. When the impact of potentially dilutive securities increases the earnings per share or decreases the loss per share, they are excluded for purposes of the calculation of diluted earnings per share.
The following table lists the number of warrants, stock options and convertible debenture which were excluded from the computation of diluted earnings per share. Instruments were excluded because either the exercise prices exceeded the average market value of the common shares or the impact of including the in the money securities were anti-dilutive to EPS.
14.    Share Capital (cont.)

	Year-ended December 31,
	2025	2024
Stock options	—	1,477,000
Warrants	—	—